Derivative Instruments and Concentration of Credit Risk (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables by product or service	$ 562	$ 564
Sale of ngl And related products and svcs [member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables by product or service	393	404
Transportation of natural gas and related products [member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables by product or service	$ 169	$ 160